united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 102, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James P. Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 7/31/16

ITEM 1. REPORTS TO SHAREHOLDERS.

Hanlon Managed Income Fund
Class A	HANAX
Class C	HANCX
Class I	HANIX
Class R	HANRX

Hanlon Tactical Dividend and Momentum Fund
Class A	HTDAX
Class C	HTDCX
Class I	HTDIX
Class R	HTDRX

Annual Report
July 31, 2016

www.HanlonFunds.com
1-844-828-3212

Distributed by Northern Lights Distributors, LLC
Member FINRA

Dear Fellow Shareholders,

Sean Hanlon, CFP®
Chairman, CEO and Chief Investment Officer
Manager of the Fund

Since the Hanlon Managed Income Fund’s inception in September of 2015, as the following will discuss, the fund performed well, while keeping the risk and volatility at a very low level. Our investment philosophy is to achieve positive, risk adjusted returns, avoiding large draw-downs, by tactically managing the assets of the fund. To date we have gained significant assets into the fund.

I am proud of our investment team and all of our associates. It is their dedication that has made our success possible.

Thank you,

Commentary

Historically low global interest rates, lower than normal but stable oil prices, and a manageable US high yield bond default rate have combined to create a favorable environment for our Hanlon Managed Income Fund in 2016. The global economic uncertainty combined with the surprise Brexit vote has led most of the world’s central banks to aggressively cut interest rates, or keep already low rates low, and extend debt repurchases to include corporate bonds in addition to sizable government bond repurchases. The effect has been dramatic, pushing global bond yields to unprecedented low levels. The stimulus efforts have provided a bid to the equity markets, and to US high yield bonds as investors desperately search for yield.

When we launched the fund in September of 2015, the main concern in US high yield markets was the contagion effect of low oil prices, and their impact on over-leveraged US shale drillers. 2016 saw many of the weak hands shake out and defaults in the energy sector, as well as the materials sector, were considerable. The good news is that defaults were in-line with expectations, and the subsequent rebound in oil prices back up to near $50 should provide energy and materials sector high yield bond price support. In addition, many of the drillers have demonstrated a remarkable resiliency, getting leaner and lowering their production costs to the point where $40 oil, and even less, is viable in certain shale locations. For these reasons and others, we’ve witnessed a notable decoupling in the correlation between oil prices and US high yield bond prices. For example, during the period from June 8th through July 29th, Brent Crude dropped over -19% while the Bank of America Merrill Lynch US High Yield Master II Index (BAML HY Index) gained over 2%.

US high yield defaults are expected to rise during the course of the year, and the risks are fairly accurately priced in, with the bulk of the defaults occurring in the energy and materials industries, as noted above. The US high yield default rate increased from 4.4% in the first quarter to 5.1% in Q2 according to Moody’s Investors Service. Moody’s forecasts the rate increasing to close out the year as high as 6.4%. We believe these default rates are fully priced into the US high yield market today.

Performance Update

The Hanlon Managed Income Fund was defensive when launched in September, as volatility in oil prices in the Fall of 2015 wreaked havoc in US high yield markets. Trading was difficult in year-end 2015, and the fund fluctuated between fully defensive and roughly 50% invested as we navigated several whipsaw signals from our proprietary trading algorithms. The signals performed as designed in early 2016, keeping the max draw-down from inception through end of Q1 at just over -3%, compared to a nearly -10% draw-down in the BAML HY Index during the same period. The rebound from the February 11th low was much sharper than the preceding downtrend, and our signal lagged a bit in getting reinvested into US high yield bonds. By early March the fund was partially invested and by mid-March the fund was fully invested, and aside from a brief period in June in which we scaled back ~ 9%, we have maintained our long exposure in the US high yield space. During the period, we also supplemented our core US high yield holdings with US municipal bonds and more recently, emerging market high yield bonds. Both of these holdings were beneficial to the portfolio, although represented less than ~15%. The municipal bonds generated some positive returns while we exited the US high yield space during the Q1 2016 sell-off. We shifted into the emerging market high yield holdings after Q1 and they slightly outpaced US high yield while providing a degree of diversification.

Year-to-date return for 2016 (as of 7/31/2016) is 5.77% for Class I Shares (HANIX), keeping pace with the Barclays US Aggregate Bond Index, which returned 5.98% during the same time frame. Due to the fund’s conservative risk profile, it is benchmarked against 3-month Treasury Bills, which returned just 0.17% during the period. The fund’s inception-to-date performance for the Class I Shares is 3.05%.

Current Exposure

1308-NLD-8/29/2016

Dear Fellow Shareholders,

Sean Hanlon, CFP®
Chairman, CEO and Chief Investment Officer
Manager of the Fund

Since the Hanlon Tactical Dividend and Momentum Fund’s inception in September of 2015, to date, as the following will discuss, the fund achieved in some respects and underachieved in others during this partial first year. Our investment philosophy is to achieve positive, risk adjusted returns, and avoiding large draw-downs by tactically managing the assets of the fund. We have gained significant the fund and we remain confident in the investment science supporting the Index and the fund.

I am proud of our investment team and all of our associates. It is their dedication that has made our success possible.

Thank you,

Commentary

US equity markets experienced some volatile swings during the Tactical Dividend and Momentum (TDM) Fund’s first year. Despite global concern over economic uncertainty, collapsing commodity prices and the surprise Brexit vote, all three major US indices – the Dow, S&P 500, and Nasdaq – managed to notch new all-time highs. Investors seeking “yield” have been more or less forced out of Treasuries and Sovereign Debt and into equities and US high yield bonds, as central banks across the globe have aggressively cut interest rates or engaged in quantitative easing (buying bonds). Economic data suggests a period of slow, yet positive, growth in the US and abroad, coupled with expected upcoming H2 2016 earnings increases. Bearish pundits are getting louder, forecasting the inevitable market correction / collapse. We are in uncharted territory as central bank intervention continues to exert its influence on the markets. As of this writing the TDM Fund is 100% invested, allowing you, our valued investor, to fully participate in the current upside move. But things can change quickly, and the TDM Fund was designed to be responsive to these shifts in market trends, attempting to protect your capital from the downside by shifting into conservative cash and Treasury positions. Because we know that market sectors may not sell-off in unison – some may continue to rise while others fall – the TDM Fund can add or remove exposure to the individual major economic sectors as conditions change.

Performance Update

The first year of the TDM Fund presented a challenging investing environment, due to the brevity and steep nature of the sell-offs. As an intermediate-term trend-following strategy, the TDM Fund is designed to identify market trends and adjust exposure shortly after the trend has developed and been confirmed. In the summer of 2015, the S&P 500 (S&P) fell over 12% from July 20th to August 25th. The TDM fund was not yet launched but the Index which the fund tracks was active and had already moved to a defensive posture, completely avoiding this draw-down. Thus the timing of the TDM fund launch was challenging, because the S&P had begun a sharp recovery when the fund went live, and the sector signals remained defensive, keeping the fund in cash. Recall 2016 started with a drop in the S&P 500 Index of -10.27%, from January 1st through February 11th. The fund demonstrated value in being defensive during this drop and managed to protect investors by declining only -4.37% (Class I Shares - HTDIX) in the same time-frame. The rapid nature of the market recovery from this drop back caused the fund to underperformed as the S&P rallied sharply in the spring. Much of the gains in the S&P came from the embattled Energy sector, which had been devastated in the prior months. The trend in energy was so severely negative that the TDM fund did not get a buy signal for the sector until late May, and therefore missed most of the gains that the S&P enjoyed associated with the huge move in Energy.

A key component of the TDM fund is the ability to invest in individual equities, using our proprietary smart beta factor ranking methodology, within the sectors that make up the S&P 500 Index, rather than all the equities that make up each particular S&P 500 Index sector. Over the history of the Index that is tracked by the fund, this equity selection method has demonstrated the ability to generate alpha over comparable market cap weighted equity selection methods used by the S&P 500 Index. Recent examples of this on the positive side include Utilities stocks NiSource Inc. (NI) and CenterPoint Energy (CNP) which were up over 27% at time of this writing. CNP is also a double-weighted stock, since it was ranked in the top 5 by both the Dividend and Momentum smart beta factor ranking methodology. To be fair, however, there will be notable holdings that cause downside as well. The stock selection with the greatest negative impact was Staples (SPLS), which was also a double-weighted holding. The fund held SPLS from October 12th through January 20th, during which the stock lost over 26%. The precipitous decline was the result of the federal government blocking a pending merger between Staples and Office Depot.

We believe that the approach of the TDM Fund is an excellent method to attempt to participate in market appreciation, while having a plan to avoid large market depreciation.

1309-NLD-8/29/2016

Hanlon Managed Income Fund
PORTFOLIO REVIEW (Unaudited)
July 31, 2016

The Fund’s performance figures* for the period ended July 31, 2016, compared to its benchmark:

Since Inception (a)
Hanlon Managed Income Fund - Class A	2.97%
Hanlon Managed Income Fund - Class A with load	(2.95)%
Hanlon Managed Income Fund - Class C	2.73%
Hanlon Managed Income Fund - Class I	3.05%
Hanlon Managed Income Fund - Class R	3.20%
Barclays Capital U.S. Treasury Bill 1-3 Month Index (b)	0.15%

Comparison of the Change in Value of a $10,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated August 12, 2015 and amended August 31, 2015 are 1.86%, 2.61%, 1.61% and 2.11%, for Class A, Class C, Class I and Class R shares, respectively. Class A Shares are subject to a maximum sales charge of 5.75% imposed on purchases. Class A and Class C shares are subject to a contingent deferred sales charge of 1.00% on redemptions made within one year of purchase. For performance information current to the most recent month-end, please call 1-844-828-3212.

(a)	Inception date is September 9, 2015.

(b)	The Barclays Capital U.S. Treasury Bill 1-3 Month Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non convertible. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of July 31, 2016

Holdings By Investment Type	% of Net Assets
Exchange Traded Funds - Debt	99.5%
Short-Term Investments	23.2%
Liabilities less Other Assets	(22.7)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Hanlon Tactical Dividend and Momentum Fund
PORTFOLIO REVIEW (Unaudited)
July 31, 2016

The Fund’s performance figures* for the period ended July 31, 2016, compared to its benchmarks:

Since Inception (a)
Hanlon Tactical Dividend and Momentum Fund - Class A	(3.92)%
Hanlon Tactical Dividend and Momentum Fund - Class A with load	(9.44)%
Hanlon Tactical Dividend and Momentum Fund - Class C	(4.38)%
Hanlon Tactical Dividend and Momentum Fund - Class I	(3.88)%
Hanlon Tactical Dividend and Momentum Fund - Class R	(4.38)%
Hanlon Tactical Dividend and Momentum Index (b)	(1.67)%
S&P 500 Total Return Index (c)	14.08%

Comparison of the Change in Value of a $10,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated August 12, 2015 and amended August 31, 2015 are 1.55%, 2.30%, 1.30% and 1.80% for Class A, Class C, Class I and Class R shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. Class A and Class C shares are subject to a contingent deferred sales charge of 1.00% on redemptions made within one year of purchase. For performance information current to the most recent month-end, please call 1-844-828-3212.

(a)	Inception date is September 9, 2015.

(b)	The Hanlon Tactical Dividend and Momentum Index is comprised of stocks from up to nine major economic sectors in the U.S. economy. These nine sectors include: consumer discretionary; consumer staples; energy; financials; health care; industrials; information technology; materials; and utilities. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of July 31, 2016

Holdings By Industry	% of Net Assets
Electric	9.4%
Reits	7.5%
Computers	6.8%
Pharmaceuticals	6.4%
Oil & Gas	5.8%
Gas	4.5%
Retail	4.4%
Pipelines	4.3%
Agriculture	4.2%
Chemicals	4.2%
Other Industries	44.1%
Liabilities less Other Assets	(1.6)%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Hanlon Managed Income Fund
PORTFOLIO OF INVESTMENTS
July 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 99.5%
	DEBT FUNDS - 99.5%
2,371,136	iShares iBoxx $ High Yield Corporate Bond ETF ^	$202,518,726
264,595	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	25,837,702
1,297,699	PowerShares Emerging Markets Sovereign Debt Portfolio	39,125,625
5,615,866	SPDR Barclays High Yield Bond ETF ^	202,508,128
2,389,314	SPDR Barclays Short Term High Yield Bond ETF ^	64,845,982
1,617,613	VanEck Vectors Emerging Markets High Yield Bond ETF ^ #	39,162,410
457,527	VanEck Vectors Fallen Angel High Yield Bond ETF ^	12,883,960
	TOTAL EXCHANGE TRADED FUNDS (Cost - $564,584,484)	586,882,533

	SHORT-TERM INVESTMENTS - 23.2%
	COLLATERAL FOR SECURITIES LOANED - 23.2%
131,795,239	Dreyfus Government Cash Management, Investor Class 0.01% + (a)	131,795,239
5,000,000	Milestone Treasury Obligation Fund, Institutional Class 0.15% + (a)(b)	5,000,000
	TOTAL SHORT-TERM INVESTMENTS (Cost - $136,795,239)	136,795,239

	TOTAL INVESTMENTS - 122.7% (Cost - $701,379,723)(c)	$723,677,772
	LIABILITIES LESS OTHER LIABILITIES - (22.7)%	(133,977,902)
	NET ASSETS - 100.0%	$589,699,870

ETF - Exchange Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

^	All or a portion of this security is on loan. The market value of loaned securities is $133,922,851. Securities with a loaned value of $132,006 have been sold and are pending settlement on August 1, 2016.

#	Affiliated Issuer

+	Money market fund; interest rate reflects seven-day effective yield on July 31, 2016.

(a)	Security was purchased with cash received as collateral for securities on loan at July 31, 2016. Total collateral had a value of $136,795,239 at July 31, 2016.

(b)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Distributor.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $701,381,402 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$22,296,370
Unrealized depreciation	—
Net unrealized appreciation	$22,296,370

See accompanying notes to financial statements.

Hanlon Tactical Dividend and Momentum Fund
PORTFOLIO OF INVESTMENTS
July 31, 2016

Shares		Value
	COMMON STOCK - 99.4%
	AEROSPACE/DEFENSE - 1.0%
29,844	L-3 Communications Holdings, Inc.	$4,525,246

	AGRICULTURE - 4.2%
66,660	Altria Group, Inc.	4,512,882
105,640	Archer-Daniels-Midland Co.	4,762,251
45,831	Philip Morris International, Inc.	4,595,016
87,676	Reynolds American, Inc.	4,389,060
		18,259,209
	AUTO MANUFACTURERS - 1.1%
146,441	General Motors Co.	4,618,749

	BEVERAGES - 2.0%
99,830	Coca-Cola Co.	4,355,583
27,181	Monster Beverage Corp. *	4,366,084
		8,721,667
	BUILDING MATERIALS - 1.1%
22,984	Martin Marietta Materials, Inc.	4,657,708

	CHEMICALS - 4.2%
52,838	Albemarle Corp.	4,447,374
180,102	CF Industries Holdings, Inc.	4,444,917
58,138	LyondellBasell Industries NV	4,375,466
174,312	Mosaic Co.	4,706,424
		17,974,181
	COMMERCIAL SERVICES - 2.0%
33,892	Equifax, Inc.	4,489,334
112,892	PayPal Holdings, Inc. *	4,204,098
		8,693,432
	COMPUTERS - 6.8%
272,449	Hewlett Packard Enterprise Co.	5,726,878
393,092	HP, Inc.	5,507,219
31,301	International Business Machines Corp.	5,027,567
261,816	Seagate Technology PLC ^	8,385,966
95,209	Western Digital Corp. ^	4,523,379
		29,171,009
	COSMETICS/PERSONAL CARE - 1.1%
52,615	Procter & Gamble Co.	4,503,318

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
334,365	Navient Corp.	4,747,983

	ELECTRIC - 9.4%
69,832	Duke Energy Corp.	5,976,921
141,938	Entergy Corp.	11,552,334
42,335	NextEra Energy, Inc.	5,431,157
425,251	NRG Energy, Inc.	5,885,474
73,731	SCANA Corp.	5,525,401
111,736	Southern Co.	5,977,876
		40,349,163
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
82,663	Emerson Electric Co.	4,620,862

	ELECTRONICS - 1.3%
99,109	Garmin Ltd.	5,384,592

	ENGINEERING & CONSTRUCTION - 1.1%
85,471	Jacobs Engineering Group, Inc. *	4,574,408

	ENVIRONMENTAL CONTROL - 1.0%
66,497	Waste Management, Inc.	4,396,782

See accompanying notes to financial statements.

Hanlon Tactical Dividend and Momentum Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2016

Shares		Value
	COMMON STOCK (Continued) - 99.4%
	FOOD - 3.2%
63,931	General Mills, Inc.	$4,596,000
40,387	Hershey Co.	4,473,264
30,032	JM Smucker Co.	4,629,733
		13,698,997
	FOREST PRODUCTS & PAPER - 1.1%
103,363	International Paper Co.	4,735,059

	GAS - 4.5%
542,641	CenterPoint Energy, Inc.	12,979,973
253,412	NiSource, Inc.	6,502,552
		19,482,525
	HEALTHCARE - PRODUCTS - 2.1%
186,639	Boston Scientific Corp. *	4,531,595
55,385	St Jude Medical, Inc.	4,599,170
		9,130,765
	HEALTHCARE - SERVICES - 2.1%
62,742	Centene Corp. *	4,426,448
53,530	Quest Diagnostics, Inc.	4,622,851
		9,049,299
	HOME BUILDERS - 1.1%
218,079	PulteGroup, Inc.	4,618,913

	INSURANCE - 1.0%
59,778	Cincinnati Financial Corp.	4,465,417

	INTERNET - 2.2%
5,932	Amazon.com, Inc. *	4,501,261
247,969	Symantec Corp.	5,066,007
		9,567,268
	IRON/STEEL - 1.0%
83,196	Nucor Corp.	4,462,633

	MACHINERY CONSTRUCTION & MINING - 1.1%
56,426	Caterpillar, Inc.	4,669,816

	MACHINERY - DIVERSIFIED - 1.1%
37,861	Cummins, Inc.	4,648,195

	MEDIA - 1.1%
102,057	Viacom, Inc.	4,640,532

	MINING - 2.2%
357,006	Freeport-McMoRan, Inc.	4,626,798
107,991	Newmont Mining Corp.	4,751,604
		9,378,402
	MISCELLANEOUS MANUFACTURING - 2.1%
71,285	Eaton Corp. PLC	4,520,182
71,694	Pentair PLC ^	4,575,511
		9,095,693
	OFFICE/BUSINESS EQUIPMENT - 1.1%
253,340	Pitney Bowes, Inc.	4,891,995

	OIL & GAS - 5.8%
106,267	ConocoPhillips	4,337,819
115,019	Devon Energy Corp.	4,402,927
298,146	Marathon Oil Corp.	4,066,711
142,155	Murphy Oil Corp. ^	3,899,312
318,020	Southwestern Energy Co. *	4,636,732
348,066	Transocean Ltd. ^	3,825,245
		25,168,746

See accompanying notes to financial statements.

Hanlon Tactical Dividend and Momentum Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2016

Shares		Value
	COMMON STOCK (Continued) - 99.4%
	PACKAGING & CONTAINERS - 1.1%
114,863	WestRock Co.	$4,928,771

	PHARMACEUTICALS - 6.4%
69,553	AbbVie, Inc. ^	4,606,495
57,001	Eli Lilly & Co.	4,724,813
35,886	Johnson & Johnson	4,494,004
23,055	McKesson Corp.	4,485,581
75,599	Merck & Co., Inc.	4,434,637
125,636	Pfizer, Inc.	4,634,712
		27,380,242
	PIPELINES - 4.3%
236,052	Kinder Morgan, Inc.	4,798,937
190,199	ONEOK, Inc.	8,519,013
208,007	Williams Cos., Inc.	4,985,928
		18,303,878
	REITS - 7.5%
41,244	Digital Realty Trust, Inc. ^	4,308,348
11,741	Equinix, Inc.	4,377,867
122,714	HCP, Inc.	4,814,070
273,592	Host Hotels & Resorts, Inc.	4,853,522
224,805	Iron Mountain, Inc.	9,264,214
62,798	Ventas, Inc.	4,782,696
		32,400,717
	RETAIL - 4.4%
48,600	Dollar Tree, Inc. *	4,679,694
116,230	Kohl’s Corp.	4,834,006
514,816	Staples, Inc.	4,782,641
17,856	Ulta Salon Cosmetics & Fragrance, Inc. *	4,664,166
		18,960,507
	SAVINGS & LOANS - 1.0%
298,527	People’s United Financial, Inc.	4,525,669

	SEMICONDUCTORS - 2.4%
31,242	Broadcom Ltd.	5,060,579
86,916	QUALCOMM, Inc.	5,439,203
		10,499,782
	TOYS/GAMES/HOBBIES - 1.0%
133,892	Mattel, Inc.	4,469,315

	TOTAL COMMON STOCK (Cost - $417,042,022)	428,371,445

Shares
	SHORT-TERM INVESTMENTS - 2.2%
	COLLATERAL FOR SECURITIES LOANED - 2.2%
9,119,293	Dreyfus Government Cash Management, Investor Class 0.01% + (a)	9,119,293
	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,119,293)

	TOTAL INVESTMENTS - 101.6% (Cost - $426,161,315)(b)	$437,490,738
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%	(6,668,232)
	NET ASSETS - 100.0%	$430,822,506

See accompanying notes to financial statements.

Hanlon Tactical Dividend and Momentum Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2016

PLC - Public Limited Company

REIT - Real Estate Investment Trust

*	Non income producing security.

^	All or a portion of this security is on loan. The market value of loaned securities is $16,135,491. Securities with a loaned value of $14,836 have been sold and are pending settlement on August 1, 2016.

+	Money market fund; interest rate reflects seven-day effective yield on July 31, 2016.

(a)	Security was purchased with cash received as collateral for securities on loan at July 31, 2016.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $432,178,055 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$18,322,106
Unrealized depreciation	(13,009,423)
Net unrealized appreciation	$5,312,683

See accompanying notes to financial statements.

Hanlon Funds
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2016

	Hanlon Managed	Hanlon Tactical
	Income Fund	Dividend and Momentum Fund
ASSETS
Investment securities:
Unaffiliated investments at cost (including collateral on loaned securities)	$663,725,130	$426,161,315
Affiliated investments at cost	37,654,593	—
Unaffiliated investments at value (including collateral on loaned securities)	$684,515,362	$437,490,738
Affiliated investments at value	39,162,410	—
Receivable for securities sold	9,472,612	3,180,913
Receivable for fund shares sold	187,461	685,636
Securities lending income receivable	132,006	14,836
Dividends and interest receivable	165	335,339
Prepaid expenses and other assets	68,131	69,210
TOTAL ASSETS	733,538,147	441,776,672

LIABILITIES
Due to custodian	4,848,363	330,945
Payable for Fund shares repurchased	1,523,520	997,910
Investment advisory fees payable	510,806	370,592
Payable to related parties	70,471	38,919
Distribution (12b-1) fees payable	44,826	55,055
Securities lending collateral	136,795,239	9,119,293
Accrued expenses and other liabilities	45,052	41,452
TOTAL LIABILITIES	143,838,277	10,954,166
NET ASSETS	$589,699,870	$430,822,506

COMPOSITION OF NET ASSETS:
Paid in capital	$580,335,866	$446,680,825
Undistributed net investment income	47,253	958,652
Accumulated net realized loss from security transactions	(12,981,298)	(28,146,394)
Net unrealized appreciation of investments	22,298,049	11,329,423
NET ASSETS	$589,699,870	$430,822,506

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$56,248,706	$53,516,948
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,539,244	5,584,116
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.15	$9.58
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$10.77	$10.17

Class C Shares:
Net Assets	$2,315,265	$2,777,545
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	229,353	291,546
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.09	$9.53

Class I Shares:
Net Assets	$500,759,843	$289,029,346
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	49,564,786	30,165,547
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.10	$9.58

Class R Shares:
Net Assets	$30,376,056	$85,498,667
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,000,215	8,974,088
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.12	$9.53

(a)	Class C shares sold within one year of purchases are subject to a contingent deferred sales charge of 1.00% of the orginal purchase price.

See accompanying notes to financial statements.

Hanlon Funds
STATEMENTS OF OPERATIONS
For the Period Ended July 31, 2016

	Hanlon Managed	Hanlon Tactical
	Income Fund (a)	Dividend and Momentum Fund (a)
INVESTMENT INCOME
Dividends - Unaffiliated investments (including foreign dividend tax withholding of $0, $2,473)	$16,200,576	$6,337,359
Dividends - Affiliated investments	415,470	—
Securities lending income	331,559	32,708
Interest	5,759	5,994
TOTAL INVESTMENT INCOME	16,953,364	6,376,061

EXPENSES
Investment advisory fees	4,618,882	3,040,046
Distribution (12b-1) fees:
Class A	1,018,396	620,639
Class C	6,153	6,277
Class R	48,166	138,991
Administration fees	244,060	171,516
Transfer agent fees	213,196	90,673
Custodian fees	82,219	63,416
Accounting services fees	72,345	58,469
Legal fees	61,312	54,482
Registration fees	48,020	49,932
Printing and postage expenses	18,797	19,790
Insurance expense	17,713	12,658
Audit fees	15,051	14,999
Compliance officer fees	12,001	13,507
Trustees’ fees and expenses	11,966	11,051
Non 12b-1 shareholder servicing fees	3,005	6,051
Other expenses	5,502	5,775
TOTAL EXPENSES	6,496,784	4,378,272

NET INVESTMENT INCOME	10,456,580	1,997,789

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Unaffiliated investments	(13,039,784)	(28,250,303)
Affiliated investments	57,237	—
Net realized loss on investments	(12,982,547)	(28,250,303)
Net change in unrealized appreciation on:
Unaffiliated investments	20,789,232	11,329,423
Affiliated investments	1,508,817	—
Net change in unrealized appreciation on investments	22,298,049	11,329,423

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	9,315,502	(16,920,880)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,772,082	$(14,923,091)

(a)	The Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund commenced operations on September 9, 2015.

See accompanying notes to financial statements.

Hanlon Managed Income Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
July 31, 2016 (a)
FROM OPERATIONS
Net investment income	$10,456,580
Net realized loss from security transactions	(12,982,547)
Net change in unrealized appreciation on investments	22,298,049
Net increase in net assets resulting from operations	19,772,082
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(4,032,155)
Class C	(24,831)
Class I	(6,070,697)
Class R	(410,270)
Net decrease in net assets resulting from distributions to shareholders	(10,537,953)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	801,647,044
Class C	2,246,851
Class I	515,984,125
Class R	36,128,040
Net asset value of shares issued in reinvestment of distributions:
Class A	514,777
Class C	23,674
Class I	225,479
Class R	410,271
Payments for shares redeemed:
Class A	(750,685,006)
Class C	(12,789)
Class I	(18,467,958)
Class R	(7,548,767)
Net increase in net assets resulting from shares of beneficial interest	580,465,741

TOTAL INCREASE IN NET ASSETS	589,699,870
NET ASSETS
Beginning of Period	—
End of Period *	$589,699,870
* Includes undistributed net investment income of:	$47,253
SHARE ACTIVITY
Class A:
Shares Sold	80,731,355
Shares Reinvested	51,765
Shares Redeemed	(75,243,876)
Net increase in shares of beneficial interest outstanding	5,539,244
Class C:
Shares Sold	228,265
Shares Reinvested	2,352
Shares Redeemed	(1,264)
Net increase in shares of beneficial interest outstanding	229,353
Class I:
Shares Sold	51,355,240
Shares Reinvested	22,523
Shares Redeemed	(1,812,977)
Net increase in shares of beneficial interest outstanding	49,564,786
Class R:
Shares Sold	3,714,481
Shares Reinvested	40,727
Shares Redeemed	(754,993)
Net increase in shares of beneficial interest outstanding	3,000,215

(a)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

See accompanying notes to financial statements.

Hanlon Tactical Dividend and Momentum Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
July 31, 2016 (a)
FROM OPERATIONS
Net investment income	$1,997,789
Net realized loss from security transactions	(28,250,303)
Net change in unrealized appreciation on investments	11,329,423
Net decrease in net assets resulting from operations	(14,923,091)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(1,031,652)
Class C	(9)
Class I	(3,848)
Class R (b)	0
Net decrease in net assets resulting from distributions to shareholders	(1,035,509)
FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	448,633,952
Class C	2,792,335
Class I	299,079,162
Class R	111,564,051
Net asset value of shares issued in reinvestment of distributions:
Class A	95,187
Class C (b)	0
Class I	515
Class R (b)	0
Payments for shares redeemed:
Class A	(376,798,189)
Class C	(32,599)
Class I	(13,165,031)
Class R	(25,388,277)
Net increase in net assets resulting from shares of beneficial interest	446,781,106

TOTAL INCREASE IN NET ASSETS	430,822,506
NET ASSETS
Beginning of Period	—
End of Period *	$430,822,506
* Includes undistributed net investment income of:	$958,652
SHARE ACTIVITY
Class A:
Shares Sold	45,198,583
Shares Reinvested	9,634
Shares Redeemed	(39,624,101)
Net increase in shares of beneficial interest outstanding	5,584,116
Class C:
Shares Sold	294,992
Shares Reinvested (c)	0
Shares Redeemed	(3,446)
Net increase in shares of beneficial interest outstanding	291,546
Class I:
Shares Sold	31,528,984
Shares Reinvested	52
Shares Redeemed	(1,363,489)
Net increase in shares of beneficial interest outstanding	30,165,547
Class R:
Shares Sold	11,659,568
Shares Reinvested (c)	0
Shares Redeemed	(2,685,480)
Net increase in shares of beneficial interest outstanding	8,974,088

(a)	The Hanlon Tactical Dividend and Momentum Fund commenced operations on September 9, 2015.

(b)	Total amount of distribution/reinvestment is less than $1.00.

(c)	Total number of reinvested shares is less than 1.

See accompanying notes to financial statements.

Hanlon Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class C	Class I		Class R
	Period Ended	Period Ended	Period Ended		Period Ended
	July 31,	July 31,	July 31,		July 31,
	2016 (1)	2016 (1)	2016 (1)		2016 (1)
Net asset value, beginning of period	$10.00	$10.00	$10.00		$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.22	0.22	(0.05	) (3)	0.25
Net realized and unrealized gain on investments	0.07	0.04	0.35		0.06
Total from investment operations	0.29	0.26	0.30		0.31
Less distributions from:
Net investment income	(0.14)	(0.17)	(0.20)		(0.19)
Total distributions	(0.14)	(0.17)	(0.20)		(0.19)
Net asset value, end of period	$10.15	$10.09	$10.10		$10.12
Total return (4,5)	2.97%	2.73%	3.05%		3.20%
Net assets, at end of period (000’s)	$56,249	$2,315	$500,760		$30,376
Ratio of gross expenses to average net assets (6,7)	1.40%	2.22%	1.36%		1.67%
Ratio of net expenses to average net assets (6,7)	1.40%	2.22%	1.36%		1.67%
Ratio of net investment income (loss) to average net assets (6,7,8)	2.54%	2.52%	(0.48	)% (3)	2.86%
Portfolio Turnover Rate (5)	599%	599%	599%		599%

(1)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	The amount of net investment loss on investment per share for the period ended July 31, 2016 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Hanlon Tactical Dividend and Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class C		Class I		Class R
	Period Ended	Period Ended		Period Ended		Period Ended
	July 31,	July 31,		July 31,		July 31,
	2016 (1)	2016 (1)		2016 (1)		2016 (1)
Net asset value, beginning of period	$10.00	$10.00		$10.00		$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.06	(0.00	) (3,4)	(0.02	) (4)	0.05
Net realized and unrealized loss on investments	(0.45)	(0.44)		(0.37)		(0.49)
Total from investment operations	(0.39)	(0.44)		(0.39)		(0.44)
Less distributions from:
Net investment income	(0.03)	(0.03)		(0.03)		(0.03)
Total distributions	(0.03)	(0.03)		(0.03)		(0.03)
Net asset value, end of period	$9.58	$9.53		$9.58		$9.53
Total return (5,6)	(3.92)%	(4.38)%		(3.88)%		(4.38)%
Net assets, at end of period (000’s)	$53,517	$2,778		$289,029		$85,499
Ratio of gross expenses to average net assets (7,8)	1.40%	2.23%		1.44%		1.66%
Ratio of net expenses to average net assets (7,8)	1.40%	2.23%		1.44%		1.66%
Ratio of net investment income (loss) to average net assets (7,8,9)	0.75%	(0.08	)% (4)	(0.17	)% (4)	0.56%
Portfolio Turnover Rate (6)	579%	579%		579%		579%

(1)	The Hanlon Tactical Dividend & Momentum Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	The amount of net investment loss on investment per share for the period ended July 31, 2016 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(5)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(6)	Not annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Hanlon Funds

NOTES TO FINANCIAL STATEMENTS

July 31, 2016

1.	ORGANIZATION

The Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund (the “Funds”), are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Funds commenced operations on September 9, 2015. The investment objective of the Hanlon Managed Income Fund is to provide current income, capital preservation and positive risk-adjusted returns. The investment objective of the Hanlon Tactical Dividend and Momentum Fund is to provide capital appreciation and current income.

The Funds each offer Class A, Class C, Class I and Class R shares. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C, Class I and Class R shares of each Fund are offered at net asset value. Class C shares of each Fund are subject to a contingent deferred sales charge of 1.00% of the original purchase price on redemptions made within less than one year of purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities, including U.S. government obligation, (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Hanlon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2016

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Hanlon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2016 for the Funds’ assets and liabilities measured at fair value:

Hanlon Managed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchanged Traded Funds	$586,882,533	$—	$—	$586,882,533
Short-Term Investments	136,795,239	$—	—	136,795,239
Total Assets	$723,677,772	$—	$—	$723,677,772

Hanlon Tactical Dividend and Momentum Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$428,371,445	$—	$—	$428,371,445
Short-Term Investments	9,119,293	—	—	9,119,293
Total	$437,490,738	$—	$—	$437,490,738

The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

*	Refer to the Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – For the Hanlon Managed Income Fund dividends from net investment income are declared and distributed quarterly, and annually for the Hanlon Tactical Dividend and Momentum Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Funds’ policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2016 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Hanlon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2016

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period ended July 31, 2016 amounted to $3,791,854,910 and $3,214,287,886, respectively, for the Hanlon Managed Income Fund and $2,476,685,033 and $2,031,392,873, respectively, for the Hanlon Tactical Dividend and Momentum Fund.

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Hanlon Investment Management, Inc. serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Funds’ average daily net assets. For the period ended July 31, 2016 the advisor earned advisory fees of $4,618,882 and $3,040,046 for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund, respectively.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Funds (the “waiver agreement”), until at least December 1, 2016, to ensure that total annual operating expenses of each Fund after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which a Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.70%, 2.45%, 1.45% and 1.95% of the Funds’ average daily net assets for Class A, Class C, Class I and Class R shares, respectively. This agreement may be terminated with respect to a Fund by the Board of Trustees on 60 days’ written notice to the Adviser. These expense reimbursements are subject to possible recoupment from a Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For the period ended July 31, 2016 the advisor did not waive any fees for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributable to Class A, Class C, Class I and Class R shares are subsequently less than the expense limitations, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If Fund Operating Expenses attributable to Class A, Class C, Class I and Class R shares subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C, and Class R shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares, 1.00% of the average daily net assets for Class C shares and 0.50% of the average daily net assets for Class R shares for such distribution and shareholder service activities. For the period ended July 31, 2016, the Hanlon Managed Income Fund incurred distribution fees of $1,018,396, $6,153 and $48,166 for Class A, Class C and Class R shares, respectively. For the period ended July 31, 2016 the Hanlon Tactical Dividend and Momentum Fund incurred distribution fees of $620,639, $6,277 and $138,991 for Class A, Class C and Class R shares, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the period ended July 31, 2016, the Distributor received $15,225 underwriting commissions for sales of Class A shares of the Hanlon Managed Income Fund, of which $2,350 was retained by the principal underwriter. During the period ended July 31, 2016, the Distributor received $85,920 in underwriting commissions for sales of Class A shares of the Hanlon Tactical Dividend and Momentum Fund, of which $13,112 was retained by the principal underwriter.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) - GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Hanlon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2016

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of the Funds’ distributions paid for the year ended July 31, 2016 as follows:

	For the period ended July 31, 2016
	Ordinary
Fund	Income	Total
Hanlon Managed Income Fund	$10,537,953	$10,537,953
Hanlon Tactical Dividend and Momentum Fund	1,035,509	1,035,509

As of July 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Hanlon Managed Income Fund	$47,253	$—	$(213,347)	$—	$(12,766,272)	$22,296,370	$9,364,004
Hanlon Tactical Dividend and Momentum Fund	937,518	—	(72,005)	—	(22,036,515)	5,312,683	(15,858,319)

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for C-corporation return of capital distributions and real estate investment trusts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Post October
Fund	Losses
Hanlon Managed Income Fund	$12,766,272
Hanlon Tactical Dividend and Momentum Fund	22,036,515

At July 31, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term	Long-Term	Total
Hanlon Managed Income Fund	$213,347	$—	$213,347
Hanlon Tactical Dividend and Momentum Fund	72,005	—	72,005

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and adjustments for real estate investment trusts and C-corporation return of capital distributions, resulted in reclassifications for the fiscal year ended July 31, 2016 as follows:

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
July 31, 2016

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
Fund	Capital	Income (Loss)	Gains (Loss)
Hanlon Managed Income Fund	$(129,875)	$128,626	$1,249
Hanlon Tactical Dividend and Momentum Fund	(100,281)	(3,628)	103,909

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)9 of the 1940 Act. As of July 31, 2016 Pershing LLC held 84.00% and 68.15% of the voting securities of the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund, respectively, for the benefit of others.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Hanlon Managed Income Fund currently invests a portion of its assets in the iShares iBoxx $ High Yield Corporate Bond ETF (“iShares ETF”). The Fund may redeem its investment from the iShares ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the iShares ETF. The financial statements of the iShares ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of July 31, 2016, the percentage of the Fund’s net assets invested in the iShares ETF was 34.3%.

The Hanlon Managed Income Fund currently invests a portion of its assets in the SPDR Barclays High Yield Bond ETF (“SPDR ETF”). The Fund may redeem its investment from the SPDR ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the SPDR ETF. The financial statements of the SPDR ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of July 31, 2016, the percentage of the Fund’s net assets invested in the SPDR ETF was 34.3%

8.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at July 31, 2016 are noted in the Fund’s Portfolio of Investments. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the period are as follows:

Hanlon Managed Income Fund

		Value			Dividends		Change in	Value
		Beginning			Credited to	Realized	Unrealized	End of	Shares held at
Cusip	Description	of Period	Purchases	Sales Proceeds	Income Earned	Gain	Appreciation	Period	End of Period
92189F353	VanEck Vectors Emerging Markets High Yield Bond ETF	$—	$41,344,939	$3,747,583	$415,470	$57,237	$1,508,817	$39,162,410	1,617,613

9.	SECURITIES LENDING

Under an agreement with the BNY Mellon Corp. (“BNY Mellon”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash and non-cash collateral, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Funds’ security lending procedures. Non-cash collateral is securities issued or guaranteed by the U.S. Government or its agencies. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers is remitted to BNY Mellon as lending agent, and the remainder is paid to the Funds. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event

Hanlon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2016

of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At July 31, 2016, the following Funds loaned securities and received cash and non-cash collateral for the loan. This cash was invested in the Dreyfus Government Cash Management and the Milestone Treasury Obligations Fund. Non-cash collateral is in a combination of U.S. Government securities. The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Distributor. The Funds receive compensation relating to the lending of the Funds’ securities.

The percentage of total investment income the Funds received from the investment of cash and non-cash collateral retained by the lending agent, BNY Mellon, was as follows:

	Market Value of	Market Value of	Percentage of Total
Fund	Loaned Securities	Collateral	Investment Income
Hanlon Managed Income Fund	$133,922,851	$136,795,239	1.96%
Hanlon Tactical Dividend and Momentum Fund	$16,135,491	$16,611,328	0.51%

		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Gross Amounts
	Recognized in	Financial	Cash
	Statements of Assets	Instruments	Collateral		Net Amount
	and Liabilities	Pledged	Pledged		of Assets
Hanlon Managed Income Fund
Description of Liability
Securities Loaned	$136,795,239	$—	$136,795,239	(1)	$—

Hanlon Tactical Dividend and Momentum Fund
Description of Liability
Securities Loaned	$9,119,293	$—	$9,119,293	(1)	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

The following table breaks out the holdings pledged as collateral as of July 31, 2016:

	Overnight and	Up to
	Continuous	30 Days	Total
Hanlon Managed Income Fund
Dreyfus Government Cash Management	$131,795,239	$—	$131,795,239
Milestone Treasury Obligations Fund	5,000,000	—	5,000,000
Total	$136,795,239	$—	$136,795,239

Hanlon Tactical Dividend and Momentum Fund
Dreyfus Government Cash Management	$9,119,293	$—	$9,119,293
U.S. Government	—	7,492,035	7,492,035
Total	$9,119,293	$7,492,035	$16,611,328

The fair value of the securities loaned for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund totaled $133,922,851 and $16,135,491 at July 31, 2016, respectively. The securities loaned are noted in the Portfolios of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $136,795,239 and $9,119,293 for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and

Hanlon Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2016

Momentum Fund at July 31, 2016, respectively. These amounts are offset by a liability recorded as “Securities lending collateral.” At July 31, 2016, the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund had received non-cash collateral of $-0- and $7,492,035, respectively, in the form of U.S. government backed securities not included in the Statements of Assets and Liabilities totals.

10.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Board of Trustees and Shareholders Hanlon Managed Income Fund Hanlon Tactical Dividend and Momentum Fund	Grant Thornton LLP Grant Thornton Tower 171 N. Clark Street, Suite 200 Chicago, IL 60601-3370 T 312.856.0200 F 312.565.4719 www.GrantThornton.com

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Hanlon Managed Income Fund and Hanlon Tactical Dividend and Momentum Fund (two of the funds in the Two Roads Shared Trust) (collectively the “Funds”) as of July 31, 2016, and the related statements of operations, changes in net assets, and financial highlights for the period from September 9, 2015 (date of commencement of operations) through July 31, 2016. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hanlon Managed Income Fund and Hanlon Tactical Dividend and Momentum Fund as of July 31, 2016, and the results of their operations, the changes in their net assets and the financial highlights for the period from September 9, 2015 (date of commencement of operations) through July 31, 2016 in conformity with accounting principles generally accepted in the United States of America.

Chicago, Illinois

September 29, 2016

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

Hanlon Funds

EXPENSE EXAMPLE (Unaudited)

July 31, 2016

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions fees or deferred sales charges on certain redemptions; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2016 through July 31, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	2/1/16	7/31/16	Period *	7/31/16	Period *

Hanlon Managed
Income Fund – Class A	1.43%	$1,000.00	$1,055.30	$ 7.31	$1,017.75	$ 7.17
Hanlon Managed
Income Fund – Class C	2.22%	$1,000.00	$1,055.60	$ 11.35	$1,013.82	$ 11.12
Hanlon Managed
Income Fund – Class I	1.36%	$1,000.00	$1,056.70	$ 6.95	$1,018.10	$ 6.82
Hanlon Managed
Income Fund – Class R	1.67%	$1,000.00	$1,058.20	$ 8.55	$1,016.56	$ 8.37
Hanlon Tactical Dividend and
Momentum Fund – Class A	1.42%	$1,000.00	$1,015.90	$ 7.12	$1,017.80	$ 7.12
Hanlon Tactical Dividend and
Momentum Fund – Class C	2.23%	$1,000.00	$ 970.50	$ 10.93	$1,013.77	$ 11.17
Hanlon Tactical Dividend and
Momentum Fund – Class I	1.44%	$1,000.00	$ 973.60	$ 7.07	$1,017.70	$ 7.22
Hanlon Tactical Dividend and
Momentum Fund – Class R	1.66%	$1,000.00	$ 969.50	$ 8.13	$1,016.61	$ 8.32

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

Hanlon Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

July 31, 2016

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years

Mark Garbin Year of Birth: 1951	Trustee, Valuation Committee Chairman	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008)	119	Forethought Variable Insurance Trust (since 2013); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund and Altegris KKR Commitments Fund (since 2014); and Oak Hill Advisors Mortgage Strategies Fund (offshore), Ltd. (since 2014)
Mark D. Gersten Year of Birth: 1950	Trustee, Chairman	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985-2011)	119	Schroder Global Series Trust (since 2012); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Altegris KKR Commitments Master Fund and Altegris KKR Commitments Fund (since 2014); Ramius Archview Credit and Distressed Fund (since 2015)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (legal services)(since 2010); Partner, Davidoff, Malito & Hutcher, LLP (legal services)(2004-2010)	12	Altegris KKR Commitments Master Fund and Altegris KKR Commitments Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Associate Professor, University of Washington School of Law (since 2014); Assistant Professor, University of Washington School of Law (2010-2014); Partner, Howard Rice, P.C. (legal services) (2007-2010)	12	Altegris KKR Commitments Master Fund and Altegris KKR Commitments Fund (since 2014)

7/31/16 – Two Roads v1

Hanlon Funds

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

July 31, 2016

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years

Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since Inception	Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); and President and Manager, Blu Giant LLC (financial printer)(2004 - 2011)	N/A	Northern Lights Fund Trust (since 2013)
Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Secretary Since 2013	Assistant Vice President, Gemini Fund Services, LLC, (2012 – present); Vice President and Manager, BNY Mellon Investment Servicing (US), Inc., (2011-2012); Senior Specialist, BNY Mellon Investment Servicing (US), Inc.(formerly PNC Global Investment Servicing (US) Inc.) (2008-2011).	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	Treasurer Since Inception	Senior Vice President (2012-present); Vice President (2004 to 2012); Gemini Fund Services, LLC.	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present)	N/A	N/A

*	Information is as of May 19, 2016

**	The term “Fund Complex” includes the Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust and Two Roads Shared Trust.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-844-828-3212.

7/31/16 – Two Roads v1

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-844-828-3212 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-944-828-3212.

INVESTMENT ADVISOR
Hanlon Investment Management, Inc.
3393 Bargaintown Road
Egg Harbor Township, NJ 08234

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

ITEM 2. CODE OF ETHICS.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for the last two fiscal year for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2016
Hanlon Managed Income Fund	14,000
Hanlon Tactical Dividend and Momentum Fund	14,000

(b)	Audit-Related Fees. There were no fees billed in the last fiscal year for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.
(c)	Tax Fees. The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2016
Hanlon Managed Income Fund	2,000
Hanlon Tactical Dividend and Momentum Fund	2,000

(d)	All Other Fees. The aggregate fees billed in the last fiscal year for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were:
Fiscal years ended July 31, 2016 $0
(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.
(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal year ended July 31, 2016 is disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By Andrew Rogers	/s/ Andrew Rogers
Principal Executive Officer/President
Date: 10/4/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Andrew Rogers	/s/ Andrew Rogers
Principal Executive Officer/President
Date: 10/4/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
Principal Financial Officer/Treasurer
Date: 10/4/2016